Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents.
Cash and Cash Equivalents

12. Cash and Cash Equivalents

	December 31,	December 31,
	2023	2022

	(€ in thousands)
Cash at banks	59,775	94,775
Deposits	59,150	—
	118,925	94,775

The cash at banks is at full disposal of the Company. Deposits are fixed for at most 3 month periods at a time.